Nature of Expense (Tables)	12 Months Ended
Mar. 31, 2021
Expenses by nature [abstract]
Supplemental Information About Expense By Nature [Text Block]
The following table shows supplemental information related to certain “nature of expense” items for the years ended March 31, 2021, 2020 and 2019:

	For the Year Ended March 31,
Employee benefits	2021		2020		2019
Cost of revenues	Rs.	11,529	Rs.	10,643	Rs.	10,644
Selling, general and administrative expenses		20,052		18,658		18,291
Research and development expenses		4,718		4,501		4,627
	Rs.	36,299	Rs.	33,802	Rs.	33,562

	For the Year Ended March 31,
Depreciation	2021		2020		2019
Cost of revenues	Rs.	6,061	Rs.	6,366	Rs.	6,484
Selling, general and administrative expenses		1,491		1,294		801
Research and development expenses		975		980		1,077
	Rs.	8,527	Rs.	8,640	Rs.	8,362

	For the Year Ended March 31,
Amortization	2021		2020		2019
Cost of revenues	Rs.	-	Rs.	175	Rs.	284
Selling, general and administrative expenses		4,171		3,547		3,421
Research and development expenses		98		110		123
	Rs.	4,269	Rs.	3,832	Rs.	3,828